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September 13, 2011

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180, 333-52114 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual and semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series (Invesco Growth Series)	0000202032	September 2, 2011
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 25, 2011
The Alger Portfolios	0000832566	August 17, 2011
American Century Variable Portfolios, Inc.	0000814680	August 23, 2011
BlackRock Variable Series Funds, Inc.	0000355916	September 6, 2011
Direxion Insurance Trust	0001102060	September 6, 2011
Dreyfus Appreciation Fund, Inc.	0000318478	August 22, 2011
Dreyfus Investment Portfolios	0001056707	August 18, 2011
Dreyfus Variable Investment Fund	0000813383	August 17, 2011
DWS Variable Series I Fund	0000764797	August 19, 2011
DWS Variable Series II Fund	0000810573	August 19, 2011
Federated Insurance Series	0000912577	August 22, 2011
Franklin Templeton Variable Insurance Products Trust	0000837274	August 31, 2011
Goldman Sachs Variable Insurance Trust	0001046292	August 24, 2011
Ivy Funds Variable Insurance Portfolios	0000810016	September 1, 2011
Janus Aspen Series	0000906185	August 29, 2011
Janus Investment Fund	0000277751	August 29, 2011
Legg Mason Partners Variable Equity Trust	0001176343	August 26, 2011

One Security Benefit Place * Topeka, Kansas 66636-0001

Securities and Exchange Commission
September 13, 2011
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Legg Mason Partners Variable Income Trust	0000874835	August 26, 2011
Lord Abbett Series Fund, Inc.	0000855396	August 24, 2011
MFS® Variable Insurance Trust	0000918571	August 31, 2011
Neuberger Berman Advisers Management Trust	0000736913	September 9, 2011
Northern Lights Variable Trust	0001352621	September 6, 2011
Oppenheimer Variable Account Funds	0000752737	August 24, 2011
Panorama Series Fund, Inc.	0000355411	August 23, 2011
PIMCO Variable Insurance Trust	0001047304	August 31, 2011
Royce Capital Fund	0001006387	August 24, 2011
Royce Fund	0000709364	August 30, 2011
RS Investment Trust	0000814232	September 2, 2011
Rydex Variable Trust	0001064046	September 8, 2011
SBL Fund	0000217087	September 8, 2011
Security Income Fund	0000088498	September 8, 2011
T. Rowe Price Capital Appreciation Fund	0000793347	August 25, 2011
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2011 August 26, 2011
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 24, 2011
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 24, 2011
Third Avenue Variable Series Trust	0001089107	August 22, 2011
The Universal Institutional Funds, Inc.	0001011378	September 8, 2011
Van Eck VIP Trust	0000811976	September 2, 2011
Variable Insurance Products Fund	0000356494	August 22, 2011
Variable Insurance Products Fund II	0000831016	August 22, 2011
Variable Insurance Products Fund IV	0000720318	August 22, 2011
Variable Insurance Products Fund V	0000823535	August 26, 2011
Variable Insurance Products III	0000927384	August 22, 2011
Wells Fargo Variable Trust	0001081402	August 30, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company